Taxation - Movement in current Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Movement in Current Income Tax
At beginning of year	$ (68,706)	$ (48,703)	$ (30,140)
Additions through business combination		3,434	1,538
Charged to profit or loss	(108,842)	(91,692)	(95,107)
Paid during the year	51,245	29,147	14,540
Withholding tax netting off	54,878	45,849	59,986
Exchange difference	2,591	127	3,556
At end of year	$ (68,834)	$ (68,706)	$ (48,703)